NON-CONTROLLING INTERESTS - Narrative (Details) $ in Millions, $ in Millions									12 Months Ended
	Oct. 04, 2023 CAD ($)	Oct. 04, 2023 USD ($)	Aug. 08, 2023 USD ($)	Jun. 14, 2023 CAD ($)	Jun. 14, 2023 USD ($)	Mar. 15, 2023 CAD ($)	Mar. 15, 2023 USD ($)	Mar. 03, 2021 shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021
Non-controlling interests
Sale of equity, noncontrolling interest	$ 9,500	$ 6,900
Fair value of noncontrolling interest									$ 222	$ 167
Columbia Gas and Columbia Gulf
Non-controlling interests
Consideration received as a reduction to additional paid in capital	$ 3,500	$ 3,000
Texas Wind Farms
Non-controlling interests
Business acquisition, percentage of voting interests acquired				100.00%	100.00%
Fluvanna Wind Farm
Non-controlling interests
Business acquisition, percentage of voting interests acquired						100.00%	100.00%
Noncontrolling interest acquired						$ 106	$ 80
Blue Cloud Wind Farm
Non-controlling interests
Business acquisition, percentage of voting interests acquired				100.00%	100.00%
Noncontrolling interest acquired				$ 116	$ 87
TC PipeLines, LP
Non-controlling interests
Common shares issued to common unitholders								0.70
Common shares issued (in shares) | shares								37,955,093
Columbia Gas and Columbia Gulf
Non-controlling interests
Equity interest percentage	40.00%	40.00%
Proceeds from sale of equity	$ 5,300	$ 3,900
Percentage of non-controlling interests									40.00%	40.00%
COLUMBIA PIPELINES OPERATING COMPANY LLC
Non-controlling interests
Proceeds from issuance of debt			$ 4,600
COLUMBIA PIPELINES HOLDING COMPANY LLC
Non-controlling interests
Proceeds from issuance of debt			$ 1,000
TC PipeLines, LP
Non-controlling interests
Percentage of non-controlling interests									0.00%	0.00%
TC PipeLines, LP | Noncontrolling Interest | TC PipeLines, LP
Non-controlling interests
Percentage of non-controlling interests											74.50%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Non-controlling interests
Percentage of non-controlling interests									38.30%	38.30%